REFUNDABLE SUBSCRIPTION (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Refundable Subscription
Cancellation of non-brokered private placement	$ 45,000
Refunded of non-brokered private placement	35,000
Refundable Subscription	$ 10,000	$ 10,000